Goodwill and Intangible Assets, Net - Details Regarding Total Definite-Lived Purchased Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Finite-Lived Intangible Assets [Line Items]
Gross	$ 1,181,850	$ 1,054,766
Accumulated Amortization	(900,323)	(802,249)
Total	281,527	252,517
Core Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	604,673	531,669
Accumulated Amortization	(451,169)	(398,898)
Total	$ 153,504	$ 132,771
Core Technology [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	2 years	2 years
Core Technology [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	8 years	8 years
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	$ 491,639	$ 439,435
Accumulated Amortization	(370,658)	(328,747)
Total	$ 120,981	$ 110,688
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	1 year	3 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	15 years	15 years
Intellectual Property Rights and Purchased Computer Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	$ 51,996	$ 51,996
Accumulated Amortization	(51,996)	(51,996)
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross	33,542	31,666
Accumulated Amortization	(26,500)	(22,608)
Total	$ 7,042	$ 9,058
Other [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	2 years	3 years
Other [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated Useful Life	10 years	10 years